SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP

FOUR TIMES SQUARE

NEW YORK 10036-6522

TEL: (212) 735-3000

FAX: (212) 735-2000

www.skadden.com

May 11, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, NW

Washington, D.C. 20549

RE:	Preliminary Consent Statement on Schedule 14A of
Great Hill Investors, LLC, et al. Relating to Vitacost.com, Inc.

Dear Sir or Madam:

On behalf of our client, Great Hill Investors, LLC and certain of its affiliates (collectively, “Great Hill”), attached herewith is the preliminary consent statement on Schedule 14A, together with a form of consent card, relating to Great Hill’s anticipated solicitation of written consents from the stockholders of Vitacost.com, Inc. to take certain actions without a meeting of stockholders.

Please direct any questions or comments concerning this filing to the undersigned at (212) 735-2116 or to Douglas K. Schnell at (212) 735-3458.

Very truly yours,

/s/ Richard J. Grossman
Richard J. Grossman